Nature of business and basis of presentation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Nature of business and basis of presentation

Nature of business
Bioblast Pharma Ltd. (the “Parent”) was incorporated in Israel and commenced its operations on January 22, 2012. In January 2015, Bioblast Pharma Inc. was established in the state of Delaware as a wholly owned subsidiary (the “Subsidiary”). The Parent and the Subsidiary (together the “Company”) are a clinical-stage biotechnology company committed to developing clinically meaningful therapies for patients with rare and ultra-rare genetic diseases. The Company focuses on trehalose, a therapeutic platform that potentially offers solutions for several diseases that share a common pathophysiological mechanism, which are the functional changes that accompany a particular syndrome or disease. The Company focuses on diseases with severe and debilitating manifestations, where the unmet medical need is clear, the biological mechanism of action is understood, and for which there is no satisfactory treatment. Since inception in 2012, the Company has been engaged in the development of potential treatments using trehalose for two diseases, oculopharyngeal muscular dystrophy (“OPMD”) and spinocerebellar ataxia type 3 (SCA3; Machado Joseph disease). The Company’s ordinary shares (“Ordinary shares”) are traded on the NASDAQ Global Market.

The Company has not generated revenue from the sale of any product, and does not expect to generate significant revenue unless and until it obtains marketing approval, and successfully commercializes its products. Since its inception, the Company has financed its operations through issuance of preferred shares, its initial public offering (the “IPO”) and a subsequent registered direct offering. The Company recorded a net loss of $16,022 thousand during the year ended December 31, 2016 and as of December 31, 2016, the Company had an accumulated deficit of $39,809 thousand. As of December 31, 2016, the Company’s cash and short-term bank deposits were $9,878 thousand. Additional funding beyond its existing cash resources will be required to entirely cover the cost of the Company’s planned Phase 2b study in OPMD patients and the underlying expense of the Company’s operations while the study is ongoing. The Company plans to continue to fund its losses from operations and capital funding needs through the issuance of equity and/or debt or through collaborations or license agreements with other companies. Equity or debt financing may not be available on a timely basis on terms acceptable to the Company, or at all. If the Company is not able to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, or suspend or curtail planned programs. Any of these actions could materially harm the Company’s business, results of operations and future prospects.

The Company's ability to continue to operate is dependent upon the ability to raise additional financing. These factors raise substantial doubt about the Company's ability to continue as a going concern. The financial statements as of December 31, 2016, do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

The Company is currently developing trehalose, which is the only product candidate that it currently pursues. There can be no assurance that the Company’s research and development activities with respect to trehalose will be successfully completed, that adequate protection for the Company’s intellectual property will be obtained, that trehalose or any other future products the Company may developed will obtain required regulatory approval or that any approved products will be commercially viable. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will generate significant product sales. The Company operates in an environment of rapid technological change and substantial competition from pharmaceutical and biotechnology companies

Basis of presentation
The accompanying consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) and are stated in U.S. dollars. The consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business.

Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgment and assumptions that affect the reported amounts of assets, liabilities, expenses and the disclosure of contingent assets and liabilities as of and during the reporting period. The Company bases estimates and assumptions on historical experience when available and on various factors that it believes to be reasonable under the circumstances. Significant estimates relied upon in preparing the accompanying consolidated financial statements related to expense recognition, the fair value of Ordinary shares and other equity instruments, accounting for share-based compensation, income taxes, useful lives of long-lived assets, and accounting for certain accruals. The Company assesses the above estimates on an ongoing basis; however, actual results could materially differ from those estimates.